UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2014

Dreyfus Research Long/Short Equity Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Research Long/Short
Equity Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
15	Statement of Securities Sold Short
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Board Members Information
44	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Research Long/Short
Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Research Long/Short Equity Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period as the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Smaller and more economically sensitive stocks generally fared well over the reporting period’s first half, but larger, better established companies rallied more strongly over the second half.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Elizabeth Slover and Matthew D. Griffin, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus Research Long/Short Equity Fund’s Class A shares produced a total return of –0.39%, Class C shares returned –1.10%, Class I shares returned –0.08%, and Class Y shares returned –0.08%.1 In comparison, the fund’s benchmark, the HFRI® Equity Hedge Index, produced a total return of 5.00% for the same period.2

Stock prices rose sharply over the reporting period amid continued domestic and international economic growth. The fund underperformed its benchmark, largely due to relatively weak stock selections in the consumer and natural resources sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.The fund employs long/short investment strategies in seeking to produce excess returns that are not tied to the direction of major equity markets over a complete market cycle, typically a period of several years. The fund also seeks to have less volatility than such markets over a complete market cycle.

We strive to add value added excess returns (“alpha”) by allocating fund assets among various global equity sectors, each managed by a separate team of research analysts. Currently, the fund invests its assets among the following global equity sectors: (1) Technology/Media/Telecommunication Services, (2) Consumer, (3) Financials, (4) Health Care, and (5) Natural Resources.We invest the fund’s assets in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. Conversely, we establish short positions in those companies in which the analysts believe there has been a negative change in the fundamental factors relating to the company or the company has become overvalued.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Domestic Economy Led Market’s Rise

The U.S. economy exhibited signs of continued recovery throughout the reporting period. Strong corporate earnings, steady GDP growth, declining unemployment rates, and restrained inflationary pressures bolstered investor confidence. As a result, despite a few brief dips, market averages reached a series of new highs, with most broad stock indices ending the reporting period in record territory.

International economic developments proved less encouraging, with many European and Asian countries producing disappointing GDP growth rates. Nevertheless, international stocks contributed positively to global market gains as well, driven by a range of stimulative monetary and fiscal policies and by pockets of relatively strong national economic growth.

Solid Long Gains Mitigated by Weak Shorts

Given the generally positive environment for equities, it is hardly surprising that the fund’s long positions strongly outperformed its short positions. In the health care sector, where our analysts identified a significantly greater number of attractive long stock opportunities, the fund’s returns outpaced the benchmark. Relative performance was bolstered by strong gains in drugmaker Forest Laboratories, which was acquired by a competitor at a premium to its stock price at the time. Other top health care holdings included genetic analysis company Illumina and biotechnology developers Alexion Pharmaceuticals and Gilead Sciences. While a short position in Aegerion Pharmaceuticals further enhanced returns when the stock fell in response to disappointing sales of the company’s flagship drug, most other short positions in the health care sector, such as surgical systems maker Intuitive Surgical, detracted from gains.

On the other hand, weak returns from several long and short stock selections in the natural resources and consumer sectors undermined returns relative to the benchmark. Disappointments in natural resources included both long positions, such as Noble Energy, and short positions, such as Ultra Petroleum. Consumer sector underperformers were similarly mixed, including long positions, such as electronics retailer Best Buy, and short positions, such as food wholesaler Sysco.

Returns in other sectors roughly mirrored the benchmark. Among individual stocks, top performers included the fund’s long position in sports-related apparel maker Under Armour, which delivered higher earnings and revenues as the company gained market share. Notably disappointing individual performers included short positions in semiconductor makers RF Micro Devices and Skyworks Solutions, and a long position in UK-based Aberdeen Asset Management.

Building a Diversified, Stock-Specific Portfolio

We remain committed to the fund’s strategy of offering investors a diversified investment vehicle that maintains low correlation to equity markets and that adds value by selecting individual stocks on a company by company basis. As of the end of the reporting period, our disciplined investment process has produced a portfolio of more than 200 long and short positions, with a mild emphasis on long positions in the health care sector, where our analysts have identified a relatively large number of attractive investment opportunities. Largely as a result, the fund’s overall long/short positioning remains weighted toward long holdings.

November 17, 2014

Please note, the position in any security highlighted with italicized typeface was sold or covered during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.The securities of issuers in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets.The use of leverage may magnify the fund’s gains or losses.

The fund may use derivative instruments, such as options, futures and options on futures and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1, 2016, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The HFRI® Equity Hedge Index is a fund-weighted index of select hedge funds focusing on Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus Research Long/Short Equity Fund on 7/31/13 (inception date) to a $10,000 investment made in the HFRI
Equity Hedge Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a fund-weighted index of select hedge funds focusing on Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 10/31/14
	Inception		From
	Date	1 Year	Inception
Class A shares
with maximum sales charge (5.75%)	7/31/13	–6.12%	–3.15%
without sales charge	7/31/13	–0.39%	1.53%
Class C shares
with applicable redemption charge †	7/31/13	–2.09%	0.77%
without redemption	7/31/13	–1.10%	0.77%
Class I shares	7/31/13	–0.08%	1.85%
Class Y shares	7/31/13	–0.08%	1.85%
HFRI Equity Hedge Index	7/31/13	5.00%	7.16%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class A shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Long/Short Equity Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$16.64	$20.70	$15.85	$15.49
Ending value (after expenses)	$1,007.10	$1,003.20	$1,008.70	$1,008.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$16.66	$20.72	$15.85	$15.50
Ending value (after expenses)	$1,008.62	$1,004.54	$1,009.43	$1,009.78

† Expenses are equal to the fund’s annualized expense ratio of 3.29% for Class A, 4.10% for Class C, 3.13% for
Class I, and 3.06% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2014

Common Stocks—85.5%	Shares		Value ($)
Automobiles & Components—.5%
Delphi Automotive	7,670	[a]	529,077
Banks—11.3%
Bank of America	60,900	[a]	1,045,044
Bank of Ireland	2,707,301	[b]	1,064,851
Barclays	276,930		1,061,510
BNP Paribas	15,200		958,500
Citigroup	20,240	[a]	1,083,447
Commerzbank	58,340	[b]	878,908
DNB	46,103		846,619
Erste Group Bank	35,430		904,766
HSBC Holdings	88,894		909,979
Royal Bank of Scotland Group	162,080	[b]	1,007,487
Societe Generale	19,610		948,767
Swedbank, Cl. A	32,100		848,970
Wells Fargo & Co.	18,790	[a]	997,561
			12,556,409
Capital Goods—.8%
ABB	11,560		253,502
OSRAM Licht	6,070	[b]	213,012
Owens Corning	8,400	[a]	269,304
Safran	3,040		192,993
			928,811
Consumer Durables & Apparel—1.7%
Michael Kors Holdings	7,670	[a,b]	602,785
PVH	6,000	[a]	686,100
Under Armour, Cl. A	8,480	[a,b]	556,118
			1,845,003
Consumer Services—1.8%
Las Vegas Sands	7,760	[a]	483,138
Norwegian Cruise Line Holdings	12,730	[b]	496,470
Sodexo	5,692		548,932
Whitbread	6,040		422,006
			1,950,546

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—6.9%
Ameriprise Financial	6,570	[a]	828,937
BlackRock	2,770	[a]	944,875
CBOE Holdings	11,570	[a]	681,936
Deutsche Bank	32,850		1,024,948
IntercontinentalExchange Group	3,190	[a]	664,445
Invesco	23,780	[a]	962,377
Morgan Stanley	26,370		921,632
Navient	37,560	[a]	742,937
Voya Financial	23,650	[a]	928,263
			7,700,350
Energy—2.8%
Anadarko Petroleum	3,860	[a]	354,271
EOG Resources	6,820	[a]	648,241
Halliburton	10,820	[a]	596,615
National Oilwell Varco	5,610	[a]	407,510
Phillips 66	7,718	[a]	605,863
Valero Energy	9,876		494,689
			3,107,189
Food & Staples Retailing—1.1%
Costco Wholesale	6,670	[a]	889,578
Diplomat Pharmacy	16,675	[a]	358,512
			1,248,090
Food, Beverage & Tobacco—2.8%
Archer-Daniels-Midland	9,640	[a]	453,080
Coca-Cola Enterprises	19,320	[a]	837,522
Dr. Pepper Snapple Group	5,208	[a]	360,654
Molson Coors Brewing, Cl. B	10,610	[a]	789,172
Mondelez International, Cl. A	19,850	[a]	699,911
			3,140,339
Health Care Equipment & Services—7.2%
Catamaran	15,330	[b]	730,781
Centene	8,658	[a,b]	802,337
Envision Healthcare Holdings	17,710	[a,b]	618,964

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Laboratory Corporation of America Holdings	7,680	[a,b]	839,347
McKesson	5,150	[a]	1,047,561
Mediclinic International	39,580		353,671
Medtronic	16,320	[a]	1,112,371
Omnicare	16,150	[a]	1,075,429
Spire Healthcare Group	124,307	[c]	557,160
Universal Health Services, Cl. B	7,710	[a]	799,604
			7,937,225
Household & Personal Products—.7%
Energizer Holdings	6,000	[a]	735,900
Insurance—1.5%
Hartford Financial Services Group	23,640	[a]	935,671
Prudential	30,175		697,304
			1,632,975
Materials—2.5%
Dow Chemical	6,240	[a]	308,256
Ecolab	4,341	[a]	482,849
International Paper	6,830	[a]	345,735
Martin Marietta Materials	5,190	[a]	606,815
Praxair	3,860	[a]	486,321
United States Steel	12,240	[a]	490,090
			2,720,066
Media—1.9%
AMC Networks, Cl. A	8,100	[a,b]	491,265
DreamWorks Animation SKG, Cl. A	21,400	[a,b]	476,792
Interpublic Group of Companies	34,080	[a]	660,811
Viacom, Cl. B	6,440	[a]	468,059
			2,096,927
Pharmaceuticals, Biotech & Life Sciences—16.0%
AbbVie	18,600		1,180,356
Actavis	4,890	[a,b]	1,186,999
Alexion Pharmaceuticals	6,660	[a,b]	1,274,458
Alkermes	11,140	[a,b]	563,127

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Allergan	5,490	[a]	1,043,429
Alnylam Pharmaceuticals	3,890	[a,b]	360,759
Amgen	3,460	[a]	561,143
Biogen Idec	1,690	[a,b]	542,625
Bristol-Myers Squibb	20,130	[a]	1,171,365
Celgene	14,520	[a,b]	1,554,947
Chimerix	6,734	[a,b]	209,023
Endo International	13,250	[a,b]	886,690
Gilead Sciences	9,170	[a,b]	1,027,040
Illumina	3,160	[a,b]	608,553
Intercept Pharmaceuticals	1,339	[a,b]	345,984
Isis Pharmaceuticals	8,380	[a,b]	385,983
Jazz Pharmaceuticals	4,560	[a,b]	769,910
Medivation	8,790	[a,b]	929,103
ProQR Therapeutics	13,041		167,316
Receptos	5,338	[a,b]	553,284
Regeneron Pharmaceuticals	2,560	[a,b]	1,007,923
SAGE Therapeutics	5,690	[a]	222,593
Vertex Pharmaceuticals	10,180	[a,b]	1,146,675
			17,699,285
Retailing—2.3%
Kohl’s	9,890	[a]	536,236
Netflix	1,590	[a,b]	624,504
Priceline Group	585	[a,b]	705,633
Ulta Salon, Cosmetics & Fragrance	5,880	[a,b]	710,363
			2,576,736
Software & Services—11.9%
Adobe Systems	11,610	[a,b]	814,093
Akamai Technologies	19,470	[a,b]	1,174,041
Alibaba Group Holding, ADR	10,161	[a]	1,001,875
Cognizant Technology Solutions, Cl. A	19,810	[a,b]	967,718
Facebook, Cl. A	14,940	[b]	1,120,351
Fortinet	19,454	[a,b]	506,777

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. C	1,437	[a,b]	803,398
LinkedIn, Cl. A	5,400	[a,b]	1,236,384
Microsoft	19,890	[a]	933,836
salesforce.com	14,490	[a,b]	927,215
Symantec	28,240	[a]	700,917
Tencent Holdings	44,100		702,120
Twitter	20,020		830,229
VeriFone Systems	19,145	[a,b]	713,343
Visa, Cl. A	3,170	[a]	765,333
			13,197,630
Technology Hardware &
Equipment—7.6%
Amphenol, Cl. A	28,840	[a]	1,458,727
Apple	13,680	[a]	1,477,440
EMC	46,800	[a]	1,344,564
Juniper Networks	44,610	[a]	939,933
Lenovo Group	362,000		543,869
LG Display, ADR	53,619	[b]	805,357
SanDisk	12,310	[a]	1,158,863
TDK	12,600		726,943
			8,455,696
Telecommunication Services—2.0%
Orange	73,190		1,164,721
SoftBank	13,700		1,015,153
			2,179,874
Utilities—2.2%
Drax Group	41,960		399,435
National Grid	34,374		509,631
NextEra Energy	6,530	[a]	654,437
NRG Energy	11,980	[a]	359,160
NRG Yield, Cl. A	10,420	[a]	520,687
			2,443,350
Total Common Stocks
(cost $88,299,087)			94,681,478

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Other Investment—16.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,774,000)	17,774,000 [d]	17,774,000
Total Investments (cost $106,073,087)	101.5%	112,455,478
Liabilities, Less Cash and Receivables	(1.5%)	(1,687,064)
Net Assets	100.0%	110,768,414

ADR—American Depository Receipts

a Held by a broker as collateral for open short positions.
b Non-income producing security.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, this security was valued at $557,160 or .5% of net assets.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investment	16.0	Utilities	2.2
Pharmaceuticals,		Telecommunication Services	2.0
Biotech & Life Sciences	16.0	Media	1.9
Software & Services	11.9	Consumer Services	1.8
Banks	11.3	Consumer Durables & Apparel	1.7
Technology Hardware & Equipment	7.6	Insurance	1.5
Health Care Equipment & Services	7.2	Food & Staples Retailing	1.1
Diversified Financials	6.9	Capital Goods	.8
Energy	2.8	Household & Personal Products	.7
Food, Beverage & Tobacco	2.8	Automobiles & Components	.5
Materials	2.5
Retailing	2.3		101.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF SECURITIES SOLD SHORT
October 31, 2014

Common Stocks—62.1%	Shares		Value ($)
Automobiles & Components—.5%
Autoliv	6,000		550,439
Banks—5.8%
Banco Bilbao Vizcaya Argentaria	86,694		969,326
Banco Santander	109,685		967,641
Comerica	21,450		1,024,023
First Niagara Financial Group	93,630		701,289
JPMorgan Chase & Co.	13,210		798,941
U.S. Bancorp	23,030		981,078
UBS	58,280	[a]	1,012,906
			6,455,204
Capital Goods—1.0%
Rotork	12,396		507,306
Siemens	5,470		616,611
			1,123,917
Commercial & Professional Services—.5%
Experian	38,699		581,569
Consumer Durables & Apparel—.9%
Coach	15,030		516,731
Ralph Lauren	2,910		479,684
			996,415
Consumer Services—.8%
Dunkin’ Brands Group	11,262		512,196
Wynn Resorts	2,031		385,910
			898,106
Diversified Financials—7.8%
Ally Financial	38,144	[a]	865,869
Charles Schwab	34,130		978,507
Credit Suisse Group	38,240	[a]	1,018,561
Julius Baer Group	19,640	[a]	860,487
Santander Consumer USA Holdings	45,740		846,190
State Street	12,880		971,925
T. Rowe Price Group	13,350		1,095,901
TD Ameritrade Holding	29,750		1,003,765
Waddell & Reed Financial, Cl. A	21,360		1,019,726
			8,660,931

The Fund 15

STATEMENT OF SECURITIES SOLD SHORT (continued)

Common Stocks (continued)	Shares		Value ($)
Energy—4.1%
Apache	6,310		487,132
Atwood Oceanics	11,892		483,410
Cameco	23,520		408,378
Chevron	3,978		477,161
HollyFrontier	10,440		473,767
Rowan, Cl. A	20,112		488,118
Royal Dutch Shell, Cl. B	11,775		436,829
Statoil	17,139	[a]	391,712
Total	7,320		436,806
Weatherford International	29,890	[a]	490,794
			4,574,107
Food & Staples Retailing—1.7%
Sysco	15,720		605,849
Wal-Mart Stores	6,807		519,170
Walgreen	10,897		699,805
			1,824,824
Food, Beverage & Tobacco—2.3%
Constellation Brands, Cl. A	4,943	[a]	452,482
Flowers Foods	22,970		436,430
General Mills	9,698		503,908
Hershey	6,710		643,556
McCormick & Co.	6,558		463,782
			2,500,158
Health Care Equipment & Services—6.7%
Alere	11,545	[a]	461,454
Baxter International	13,267		930,547
C.R. Bard	3,800		623,086
Coloplast, Cl. B	8,272		720,789
DENTSPLY International	18,116		919,749
Fresenius Medical Care & Co.	10,060		737,961
Hologic	31,210	[a]	817,390
Masimo	29,490	[a]	744,328
Owens & Minor	23,830		794,016
Patterson	16,550		713,471
			7,462,791

Common Stocks (continued)	Shares		Value ($)
Insurance—2.7%
ACE	7,730		844,889
Aegon	84,040		684,926
Aflac	13,815		825,170
Swiss Re	8,101	[a]	655,136
			3,010,121
Materials—3.0%
Agrium	5,130		501,817
BASF	5,505		484,886
Celanese, Ser. A	8,855		520,054
Eastman Chemical	6,022		486,457
Freeport-McMoRan	15,568		443,688
Syngenta	1,390		430,779
ThyssenKrupp	20,870	[a]	501,277
			3,368,958
Media—1.4%
Discovery Communications, Cl. A	15,021	[a]	530,992
Thomson Reuters	13,846		515,348
Time Warner	5,820		462,515
			1,508,855
Pharmaceuticals, Biotech &
Life Sciences—7.0%
Aegerion Pharmaceuticals	9,124	[a]	184,214
Arena Pharmaceuticals	59,680	[a]	260,205
Foundation Medicine	17,280	[a]	447,206
Genomic Health	21,210	[a]	770,771
H Lundbeck	30,800		654,469
Johnson & Johnson	11,430		1,231,925
Novo Nordisk, ADR	13,610		614,900
Pharmacyclics	7,110	[a]	929,064
QIAGEN	17,047	[a]	399,923
Sanofi, ADR	9,000		416,160
Seattle Genetics	21,596	[a]	791,925
Synageva BioPharma	6,587	[a]	498,899
Theravance	37,340		598,187
			7,797,848

The Fund 17

STATEMENT OF SECURITIES SOLD SHORT (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—1.8%
Bed Bath & Beyond	7,640	[a]	514,478
Gap	12,360		468,320
Hennes & Mauritz, Cl. B	12,958		515,923
Home Retail Group	152,720		448,691
			1,947,412
Semiconductors & Semiconductor
Equipment—3.6%
Analog Devices	12,660		628,189
Avago Technologies	9,556		824,205
NXP Semiconductors	12,482	[a]	857,014
RF Micro Devices	45,417	[a]	590,875
Semiconductor Manufacturing	5,082,000	[a]	523,446
Skyworks Solutions	9,782		569,704
			3,993,433
Software & Services—5.4%
Autodesk	12,120	[a]	697,385
CA	21,770		632,636
Citrix Systems	9,440	[a]	606,331
Equinix	3,844		803,012
Infosys, ADR	13,200		882,552
International Business Machines	3,620		595,128
SAP, ADR	8,190		557,985
Workday, Cl. A	6,443	[a]	615,178
Yelp	9,263	[a]	555,780
			5,945,987
Technology Hardware & Equipment—2.4%
Flextronics International	92,264	[a]	989,070
NetApp	13,030		557,684
QUALCOMM	14,380		1,128,974
			2,675,728
Telecommunication Services—1.3%
Verizon Communications	27,740		1,393,935
Transportation—.4%
Royal Mail	68,120		481,132

Common Stocks (continued)	Shares	Value ($)
Utilities—1.0%
Consolidated Edison	8,690	550,598
Southern	11,300	523,868
		1,074,466
Total Common Stocks
(proceeds $68,766,845)		68,826,336
	Number of
Rights—.0%	Rights	Value ($)
Banks
Banco Santander
(proceeds $0)	91,151	17,319
Total Securities Sold Short
(proceeds $68,766,845)	62.1%	68,843,655
ADR—American Depository Receipts

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Financials	7.8	Retailing	1.8
Pharmaceuticals,		Food & Staples Retailing	1.7
Biotech & Life Sciences	7.0	Media	1.4
Health Care Equipment & Services	6.7	Telecommunication Services	1.3
Banks	5.8	Capital Goods	1.0
Software & Services	5.4	Utilities	1.0
Energy	4.1	Consumer Durables & Apparel	.9
Semiconductors &		Consumer Services	.8
Semiconductor Equipment	3.6	Automobiles & Components	.5
Materials	3.0	Commercial & Professional Services	.5
Insurance	2.7	Transportation	.4
Technology Hardware & Equipment	2.4
Food, Beverage & Tobacco	2.3		62.1

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			88,299,087	94,681,478
Affiliated issuers			17,774,000	17,774,000
Cash				154,140
Cash denominated in foreign currencies			110,234	109,421
Receivable from brokers for proceeds on securities sold short				68,766,845
Receivable for investment securities sold				3,559,076
Dividends receivable				39,425
Receivable for shares of Beneficial Interest subscribed				31,000
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				1,467
Prepaid expenses				25,120
				185,141,972
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				129,859
Securities sold short, at value (proceeds $68,766,845)—
See Statement of Securities Sold Short—Note 4				68,843,655
Payable for investment securities purchased				5,207,426
Payable for dividends on securities sold short				77,760
Due to broker				28,247
Payable for shares of Beneficial Interest redeemed				5,000
Accrued expenses				81,611
				74,373,558
Net Assets ($)				110,768,414
Composition of Net Assets ($):
Paid-in capital				110,828,676
Accumulated investment (loss)—net				(1,448,033)
Accumulated net realized gain (loss) on investments				(4,925,796)
Accumulated net unrealized appreciation (depreciation) on investments,
securities sold short and foreign currency transactions				6,313,567
Net Assets ($)				110,768,414

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	27,836,941	122,891	16,196,203	66,612,379
Shares Outstanding	2,184,497	9,733	1,266,727	5,209,141
Net Asset Value Per Share ($)	12.74	12.63	12.79	12.79

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $17,718 foreign taxes withheld at source):
Unaffiliated issuers	627,013
Affiliated issuers	14,036
Total Income	641,049
Expenses:
Management fee—Note 3(a)	956,653
Dividends on securities sold short	826,889
Interest on securities sold short	243,656
Professional fees	167,115
Registration fees	96,513
Shareholder servicing costs—Note 3(c)	44,488
Custodian fees—Note 3(c)	38,910
Prospectus and shareholders’ reports	12,976
Trustees’ fees and expenses—Note 3(d)	4,011
Distribution fees—Note 3(b)	856
Loan commitment fees—Note 2	824
Miscellaneous	20,398
Total Expenses	2,413,289
Less—reduction in expenses due to undertaking—Note 3(a)	(243,948)
Less—reduction in fees due to earnings credits—Note 3(c)	(8)
Net Expenses	2,169,333
Investment (Loss)—Net	(1,528,284)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	(200,726)
Short sale transactions	(4,149,770)
Net realized gain (loss) on forward foreign currency exchange contracts	(32,441)
Net Realized Gain (Loss)	(4,382,937)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	5,070,949
Net unrealized appreciation (depreciation) on securities sold short	(10,932)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(1,425)
Net Unrealized Appreciation (Depreciation)	5,058,592
Net Realized and Unrealized Gain (Loss) on Investments	675,655
Net (Decrease) in Net Assets Resulting from Operations	(852,629)

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013 [a]
Operations ($):
Investment (loss)—net	(1,528,284)	(118,361)
Net realized gain (loss) on investments	(4,382,937)	(547,423)
Net unrealized appreciation
(depreciation) on investments	5,058,592	1,254,975
Net Increase (Decrease) in Net Assets
Resulting from Operations	(852,629)	589,191
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	28,159,689	185,000
Class C	22,358	100,000
Class I	18,888,412	12,405,000
Class Y	60,594,781	12,400,000
Cost of shares redeemed:
Class A	(546,954)	—
Class I	(15,057,880)	—
Class Y	(6,118,554)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	85,941,852	25,090,000
Total Increase (Decrease) in Net Assets	85,089,223	25,679,191
Net Assets ($):
Beginning of Period	25,679,191	—
End of Period	110,768,414	25,679,191
Accumulated investment (loss)—net	(1,448,033)	—

	Year Ended October 31,
	2014	2013	[a]
Capital Share Transactions:
Class A
Shares sold	2,213,024	14,643
Shares redeemed	(43,170)	—
Net Increase (Decrease) in Shares Outstanding	2,169,854	14,643
Class C
Shares sold	1,733	8,000
Class Ib
Shares sold	1,449,073	992,397
Shares redeemed	(1,174,743)	—
Net Increase (Decrease) in Shares Outstanding	274,330	992,397
Class Yb
Shares sold	4,693,895	992,000
Shares redeemed	(476,754)	—
Net Increase (Decrease) in Shares Outstanding	4,217,141	992,000

a From July 31, 2013 (commencement of operations) to October 31, 2013
b During the period ended October 31, 2014, 1,120,848 Class I shares representing $14,380,484 were exchanged for 1,120,848 ClassY shares.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended October 31,
Class A Shares	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.30)	(.07)
Net realized and unrealized
gain (loss) on investments	.25	.36
Total from Investment Operations	(.05)	.29
Net asset value, end of period	12.74	12.79
Total Return (%)[c]	(.39)	2.32	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.56	4.57	[e]
Ratio of net expenses to average net assets	3.28	2.82	[e]
Ratio of net investment (loss)
to average net assets	(2.35)	(2.07)[e]
Portfolio Turnover Rate	204.65	45.11	[d]
Net Assets, end of period ($ x 1,000)	27,837	187

a	From July 1, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

	Year Ended October 31,
Class C Shares	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.76	12.50
Investment Operations:
Investment (loss)—net[b]	(.40)	(.09)
Net realized and unrealized
gain (loss) on investments	.27	.35
Total from Investment Operations	(.13)	.26
Net asset value, end of period	12.63	12.76
Total Return (%)[c]	(1.10)	2.08	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.48	5.36	[e]
Ratio of net expenses to average net assets	3.98	3.62	[e]
Ratio of net investment (loss)
to average net assets	(3.10)	(2.83)[e]
Portfolio Turnover Rate	204.65	45.11	[d]
Net Assets, end of period ($ x 1,000)	123	102

a	From July 1, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
Class I Shares	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.28)	(.06)
Net realized and unrealized
gain (loss) on investments	.28	.35
Total from Investment Operations	—	.29
Net asset value, end of period	12.79	12.79
Total Return (%)	(.08)	2.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.46	4.05	[d]
Ratio of net expenses to average net assets	3.01	2.62	[d]
Ratio of net investment (loss)
to average net assets	(2.12)	(1.83)[d]
Portfolio Turnover Rate	204.65	45.11	[c]
Net Assets, end of period ($ x 1,000)	16,196	12,697

a	From July 1, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

	Year Ended October 31,
Class Y Shares	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.27)	(.06)
Net realized and unrealized
gain (loss) on investments	.27	.35
Total from Investment Operations	—	.29
Net asset value, end of period	12.79	12.79
Total Return (%)	(.08)	2.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.32	4.05	[d]
Ratio of net expenses to average net assets	3.00	2.62	[d]
Ratio of net investment (loss)
to average net assets	(2.10)	(1.83)[d]
Portfolio Turnover Rate	204.65	45.11	[c]
Net Assets, end of period ($ x 1,000)	66,612	12,692

a	From July 1, 2013 (commencement of operations) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Research Long/Short Equity Fund (the “fund”) is the sole series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class C, 992,000 Class I and 552,050 Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	73,348,388	—		—	73,348,388
Equity Securities—
Foreign
Common Stocks†	2,577,333	18,755,757	††	—	21,333,090
Mutual Funds	17,774,000	—		—	17,774,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	1,467		—	1,467
Liabilities ($)
Securities Sold Short:
Equity Securities—
Domestic
Common Stocks††††	(45,645,352)	—		—	(45,645,352)
Equity Securities—
Foreign
Common Stocks††††	(8,133,437)	(15,047,547	)††	—	(23,180,984)
Rights††††	—	(17,319	)††	—	(17,319)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation at period end.
††††	See Statement of Securities Sold Short for additional detailed classifications.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2013, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	10/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	6,002,000		106,836,000	95,064,000	17,774,000		16.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $3,365,761 and unrealized appreciation $4,753,532. In addition, the fund deferred for tax purposes late year ordinary losses of $1,448,033 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014.The fund has $3,365,761 of short-term capital losses which can be carried forward for an unlimited period.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, net operating losses and real estate investment trusts, the fund increased accumulated undistributed investment income-net by $80,251, increased accumulated net realized gain (loss) on investments by $20,045 and decreased paid-in capital by $100,296. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the expenses of the fund, from November 1, 2013 through March 1, 2016, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expense on securities sold short, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $243,948 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM,TBCAM serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended October 31, 2014, the Distributor retained $55 from commissions earned on sales of the fund’s Class A.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $856 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $35,200 and $285, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $2,039 for transfer agency services and $154 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $8.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $38,910 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $8,015 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $124,503, Distribution Plan fees $77, Shareholder Services Plan fees $5,888, custodian fees $8,598, Chief Compliance Officer fees $617 and transfer agency fees $770, which are offset against an expense reimbursement currently in effect in the amount of $10,594.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities and forward contracts, during the period ended October 31, 2014 were as follows:

	Purchases ($)	Sales ($)
Long transactions	181,622,642	111,396,642
Short sale transactions	134,983,098	186,162,333
Total	316,605,740	297,558,975

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segre-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

gated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at October 31, 2014 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at October 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
British Pound,
Expiring
11/3/2014 [a]	109,050	174,178	174,447	269
Euro,
Expiring
11/3/2014 [b]	707,267	885,112	886,310	1,198
Gross Unrealized
Appreciation				1,467

Counterparties:
a	Northern Trust
b	Goldman Sachs International

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2014, derivative assets (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	1,467
Total gross amount of derivative assets
in the Statement of Assets and Liabilities	1,467
Derivatives not subject to Master Agreements	—
Total gross amount of assets
subject to Master Agreements	1,467

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs
International	1,198	—	—	1,198
Northern Trust	269	—	—	269
Total	1,467	—	—	1,467

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Forward contracts	422,190

At October 31, 2014, the cost of investments for federal income tax purposes was $107,633,122; accordingly, accumulated net unrealized appreciation on investments was $4,822,356, consisting of $7,658,563 gross unrealized appreciation and $2,836,207 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Research Long/Short Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and securities sold short, of Dreyfus Research Long/Short Equity Fund (the sole series comprising Dreyfus Manager Funds I) as of October 31, 2014, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from July 1, 2013 (commencement of operations) to October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Research Long/Short Equity Fund at October 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from July 1, 2013 to October 31, 2013, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Peggy C. Davis (71)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 51
———————
David P. Feldman (74)
Board Member (1996)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 37
———————
Ehud Houminer (74)
Board Member (1993)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 61

Lynn Martin (74)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 37

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

———————
Dr. Martin Peretz (75)
Board Member (2006)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 37

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Philip L.Toia, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund 43

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 144 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 169 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 169 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 164 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

The Fund 45

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,576 in 2013 and $43,428 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2013 and $12,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $931 in 2013 and $3,876 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $1,138 in 2014. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $53,266,415 in 2013 and $26,822,186 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)